COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital commitments:
Commitments outstanding for the purchase of property, plant and equipment	$ 53,900,000
Lease commitments:
2020	90,565
2021	90,318
2022	23,864
Total	204,747
Lease expense	$ 69,028	$ 38,633	$ 37,756